Deferred Income Tax Assets and Deferred Income Tax Liabilities (Detail)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 KRW	Dec. 31, 2010 KRW	Dec. 31, 2009 KRW	Dec. 31, 2012 Investments In Subsidiaries And Equity Method Investees KRW	Dec. 31, 2011 Investments In Subsidiaries And Equity Method Investees KRW	Dec. 31, 2012 Depreciation And Amortization KRW	Dec. 31, 2011 Depreciation And Amortization KRW	Dec. 31, 2012 Research And Human Resource Development KRW	Dec. 31, 2011 Research And Human Resource Development KRW
Deferred tax assets
Accrued expense		342,000,000	181,000,000
Allowance for doubtful		660,000,000	421,000,000
Depreciation and amortization								1,032,000,000	204,000,000
Deferred revenue		736,000,000	663,000,000
Provisions for severance benefits		80,000,000	100,000,000
Net operation loss carryforwards in subsidiaries		3,703,000,000	3,887,000,000
Foreign tax credit carryforwards		20,433,000,000	17,224,000,000
Tax credit carryforwards for research and human resource development										2,763,000,000	2,434,000,000
Deferred Tax Assets, other		133,000,000	164,000,000			1,345,000,000	1,897,000,000
Total deferred tax assets		31,227,000,000	27,175,000,000
Less: Valuation allowance		(19,712,000,000)	(14,531,000,000)	(28,643,000,000)	(30,194,000,000)
Deferred Tax Assets, Net of Valuation Allowance, Total		11,515,000,000	12,644,000,000
Deferred tax liabilities
Accrued income		76,000,000	78,000,000
Intangible assets			2,009,000,000
Unrealized foreign exchange gains			9,000,000
Others			37,000,000
Deferred tax liabilities		423,000,000	2,791,000,000			347,000,000	426,000,000		232,000,000
Net deferred tax assets (liabilities)		11,092,000,000	9,853,000,000
Current portion of deferred income tax assets	2,597,000	2,761,000,000	3,062,000,000
Non-current deferred income tax assets	7,835,000	8,331,000,000	8,308,000,000
Non-current deferred income tax liabilities			1,517,000,000